FINANCIAL INSTRUMENTS (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Total accounts receivable	$ 1,596,912	$ 1,642,990	$ 2,109,424
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Current	624,736	604,920	1,079,657
Total trade accounts receivable	1,891,041	1,906,346	2,172,140
Other receivables	126,485	110,037	102,631
Provision for bad debts	(420,614)	(373,393)	(165,347)
Total accounts receivable	1,596,912	1,642,990	2,109,424
Accounts Receivables [Member] | One To Thirty [Member]
IfrsStatementLineItems [Line Items]
Current	429,973	568,445	475,909
Accounts Receivables [Member] | Thirty One Days Older [Member]
IfrsStatementLineItems [Line Items]
Current	$ 836,332	$ 732,981	$ 616,574